UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place,
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: August 31
Date of reporting period: November 30, 2009

ITEM 1.	SCHEDULES OF INVESTMENTS

LEGG MASON PARTNERS
MONEY MARKET TRUST

WESTERN ASSET MONEY MARKET FUND
WESTERN ASSET GOVERNMENT MONEY
MARKET FUND

FORM N-Q
NOVEMBER 30, 2009

Western Asset Money Market Fund

Schedules of Investments (unaudited)	November 30, 2009

Face
Amount	Security	Value

SHORT-TERM INVESTMENTS — 100.0%
Bank Notes — 3.3%
	Bank of America N.A.:
$100,000,000	0.250% due 3/18/10 (a)	$100,000,000
100,000,000	0.420% due 3/25/10 (a)	100,000,000
100,000,000	0.340% due 4/5/10 (a)	100,000,000
200,000,000	Chase Bank USA, 0.190% due 2/4/10	200,000,000

	Total Bank Notes	500,000,000

Certificates of Deposit — 29.2%
28,000,000	Banco Bilbao Vizcaya, 0.700% due 12/2/09	28,000,000
	Bank of Montreal:
100,000,000	0.180% due 12/7/09	100,000,000
210,000,000	0.190% due 1/19/10	210,000,000
	Bank of Nova Scotia:
100,000,000	0.490% due 12/16/09	100,000,000
100,000,000	0.400% due 2/5/10	100,000,000
42,000,000	0.900% due 6/4/10	42,000,000
	Bank of Tokyo Mitsubishi:
115,000,000	0.280% due 12/16/09	115,000,000
76,500,000	0.500% due 2/18/10	76,500,000
	Barclays Bank PLC:
115,000,000	0.790% due 1/20/10	115,000,000
69,000,000	0.540% due 3/16/10	69,000,000
102,500,000	0.480% due 4/8/10	102,500,000
	BNP Paribas NY Branch:
92,000,000	0.520% due 12/8/09	92,000,000
110,000,000	0.450% due 1/15/10	110,000,000
55,000,000	0.420% due 2/16/10	55,000,000
100,000,000	0.360% due 5/20/10	100,000,000
80,000,000	Calyon NY Branch, 0.385% due 3/15/10 (b)	80,015,193
	Canadian Imperial Bank:
156,000,000	0.370% due 2/25/10	156,000,000
40,000,000	0.240% due 3/8/10	40,000,000
190,000,000	Citibank N.A., 0.240% due 1/21/10	190,000,000
	Commerzbank AG:
120,000,000	0.260% due 2/2/10	120,000,000
95,000,000	0.260% due 2/22/10	95,000,000
	Credit Suisse NY:
75,000,000	1.925% due 4/23/10	75,431,167
100,000,000	0.281% due 7/29/10 (b)	100,000,000
	Deutsche Bank AG NY:
275,500,000	0.500% due 1/4/10	275,500,000
30,000,000	0.782% due 1/25/10 (b)	30,023,435
75,000,000	DnB NOR Bank ASA, 0.350% due 9/10/10 (b)	75,000,000
70,000,000	Intesa San Paolo SPA, 0.449% due 8/20/10 (b)	70,000,000
100,000,000	Istituto Bancario SA, 0.300% due 1/4/10	100,000,000
	National Bank of Canada:
97,000,000	0.340% due 4/22/10	97,000,000
85,000,000	0.310% due 5/4/10	85,000,000
	Rabobank Nederland NY:
10,000,000	0.550% due 12/1/09	10,000,000
100,000,000	0.550% due 12/11/09	100,000,831
67,000,000	0.500% due 12/16/09	67,000,000
80,000,000	0.340% due 3/17/10	80,000,000
34,000,000	0.250% due 5/25/10	34,000,000
	Royal Bank of Canada:

See Notes to Schedules of Investments.

1

Western Asset Money Market Fund

Schedules of Investments (unaudited) (continued)	November 30, 2009

Face
Amount	Security	Value

Certificates of Deposit — 29.2% (continued)
$67,500,000	0.410% due 1/11/10	$67,500,000
90,000,000	0.300% due 3/22/10	90,000,000
87,500,000	Royal Bank of Scotland, 0.750% due 3/23/10	87,500,000
	Societe Generale NY:
100,000,000	0.420% due 12/8/09	100,000,000
69,000,000	0.500% due 2/1/10	69,000,000
100,000,000	0.378% due 5/5/11 (b)	100,000,000
120,000,000	State Street Bank & Trust Co., 0.210% due 2/16/10	120,000,000
	Svenska Handelsbanken NY:
124,000,000	0.305% due 5/13/10	124,002,803
100,000,000	0.293% due 7/23/10 (b)	100,003,206
	Toronto Dominion Bank NY:
73,000,000	0.500% due 12/3/09	73,000,000
45,000,000	0.230% due 12/18/09	45,000,000
70,000,000	UBS AG Stamford Branch, 0.615% due 4/9/10	70,000,000
95,000,000	Unicredito Italiano SpA, 0.405% due 12/1/09	95,000,000
40,000,000	Westpac Banking Corp., 0.334% due 7/6/10 (b)	40,015,871

	Total Certificates of Deposit	4,475,992,506

Certificates of Deposit (Euro) — 2.8%
	Credit Agricole SA:
80,000,000	0.500% due 1/22/10	80,000,000
130,000,000	0.850% due 3/12/10	130,000,000
	ING Bank:
80,000,000	0.340% due 3/8/10	80,002,153
70,000,000	0.340% due 3/10/10	70,001,923
70,000,000	0.540% due 5/10/10	70,001,551

	Total Certificates of Deposit (Euro)	430,005,627

Commercial Paper — 30.5%
	ANZ National International Ltd.:
45,000,000	0.451% due 2/11/10 (a)(c)	44,959,500
110,000,000	0.421% due 2/22/10 (a)(c)	109,893,483
20,000,000	0.451% due 3/8/10 (a)(c)	19,975,750
100,000,000	0.384% due 10/19/10 (a)(b)	100,000,000
150,000,000	ASB Finance Ltd., 0.421% due 4/6/10 (a)(c)	149,779,500
98,084,000	Automatic Data Processing, 0.120% due 12/1/09 (a)(c)	98,084,000
	Banco Bilbao Vicaya:
92,000,000	0.341% due 4/14/10 (a)(c)	91,883,569
155,000,000	0.321% due 4/27/10 (a)(c)	154,797,467
124,210,000	Bank of America Corp., 0.130% due 12/1/09 (c)	124,210,000
	BNZ International Funding Ltd.:
50,000,000	0.401% due 2/4/10 (a)(c)	49,963,889
40,000,000	0.401% due 2/8/10 (a)(c)	39,969,333
149,000,000	0.421% due 3/1/10 (a)(c)	148,843,550
108,000,000	0.321% - 0.326% due 5/14/10 (a)(c)	107,840,966
	Caisse D’amortissement:
100,000,000	0.501% due 12/10/09 (c)	99,987,500
75,000,000	0.501% due 12/22/09 (c)	74,978,125
150,000,000	0.531% due 12/28/09 (c)	149,940,375
100,000,000	CBA (Delaware) Finance Inc., 0.240% due 12/7/09 (c)	99,996,000
83,000,000	Citigroup Funding Inc., 0.300% due 2/3/10 (c)	82,955,733
	Danske Corp.:
91,350,000	0.255% due 12/1/09 (a)(c)	91,350,000
102,000,000	0.240% due 12/16/09 (a)(c)	101,989,800
95,000,000	0.501% due 1/19/10 (a)(c)	94,935,347

See Notes to Schedules of Investments.

2

Western Asset Money Market Fund

Schedules of Investments (unaudited) (continued)	November 30, 2009

Face
Amount	Security	Value

Commercial Paper — 30.5% (continued)
	Dexia Delaware:
$208,000,000	0.350% due 2/18/10 (c)	$207,840,245
75,000,000	0.360% due 3/1/10 (c)	74,932,500
	General Electric Capital Corp.:
274,300,000	0.140% due 12/1/09 (c)	274,300,000
163,500,000	0.220% due 12/29/09 (c)	163,472,024
	ING U.S. Funding LLC:
134,000,000	0.481% due 12/7/09 (c)	133,989,280
17,500,000	0.421% due 2/1/10 (c)	17,487,342
90,000,000	Intesa Funding LLC, 0.200% due 2/1/10 (c)	89,969,000
75,000,000	JPMorgan Chase Funding Inc., 0.290% due 4/5/10 (a)(c)	74,924,479
72,050,000	Kreditanstalt Fur Wiederaufbau International Finance Inc., 0.210% due 1/29/10 (c)	72,025,203
30,000,000	Nestle Capital Corp., 0.110% due 12/1/09 (a)(c)	30,000,000
	Nordea North America Inc.:
160,000,000	0.245% due 1/25/10 (c)	159,940,111
147,550,000	0.200% due 2/17/10 (c)	147,486,062
	Societe De Prise:
24,500,000	0.210% due 5/20/10 (a)(c)	24,475,704
60,000,000	0.250% due 5/27/10 (a)(c)	59,926,250
	Societe Generale N.A.:
130,190,000	0.160% due 12/1/09 (c)	130,190,000
95,000,000	0.522% due 2/10/10 (c)	94,902,572
120,000,000	State Street Boston, 0.230% due 1/14/10 (c)	119,966,267
	Svenska Handelsbanken Inc.:
103,225,000	0.240% due 2/26/10 (c)	103,165,129
54,000,000	0.240% due 3/4/10 (c)	53,966,520
	Swedish Export Credit:
60,000,000	0.541% due 12/17/09 (c)	59,985,600
175,000,000	0.341% due 3/29/10 (c)	174,804,972
34,270,000	0.310% due 4/1/10 (c)	34,234,293
70,000,000	Toronto Dominion Holdings, 0.321% due 5/26/10 (a)(c)	69,890,489
4,425,000	Total Capital, 0.130% due 12/1/09 (a)(c)	4,425,000
72,000,000	UBS Finance Delaware LLC, 0.552% due 4/30/10 (c)	71,835,000
	Unicredit Delaware:
70,000,000	0.621% due 12/21/09 (a)(c)	69,975,889
130,000,000	0.521% due 5/18/10 (a)(c)	129,684,534

	Total Commercial Paper	4,684,128,352

Corporate Bonds & Notes — 1.3%
100,000,000	Commonwealth Bank of Australia, 0.282% due 1/27/11 (a)(b)	100,000,000
100,000,000	Westpac Banking Corp., 0.273% due 8/13/10 (a)(b)	99,991,966

	Total Corporate Bonds & Notes	199,991,966

Medium-Term Notes — 0.9%
50,000,000	Bank of America N.A., 0.657% due 10/22/10 (b)	50,000,000
80,000,000	General Electric Capital Corp., 0.400% due 3/12/10 (b)	80,018,469

	Total Medium-Term Notes	130,018,469

Supranationals/Sovereigns — 3.8%
	Inter-American Development Bank:
100,000,000	0.240% due 2/19/10 (b)	100,000,000
100,000,000	Discount Notes, 0.210% due 4/6/10 (c)	99,926,500
	International Bank for Reconstruction & Development:
250,000,000	0.231% due 2/1/10 (b)	250,000,000

See Notes to Schedules of Investments.

3

Western Asset Money Market Fund

Schedules of Investments (unaudited) (continued)	November 30, 2009

Face
Amount	Security	Value

Supranationals/Sovereigns — 3.8% (continued)
$140,000,000	Discount Notes, 0.180% due 2/24/10 (c)	$139,940,500

	Total Supranationals/Sovereigns	589,867,000

Time Deposits — 10.3%
148,000,000	BNP Paribas Grand Cayman, 0.160% due 12/1/09	148,000,000
203,000,000	Calyon Grand Cayman, 0.140% due 12/1/09	203,000,000
145,000,000	Citibank Nassau, 0.150% due 12/1/09	145,000,000
278,000,000	Commerzbank Grand Cayman, 0.150% due 12/1/09	278,000,000
194,000,000	Dexia Credit Local NY, 0.170% due 12/1/09	194,000,000
335,000,000	Dnb Nor Bank Asa, 0.140% due 12/1/09	335,000,000
284,635,000	National Bank of Canada, 0.150% due 12/1/09	284,635,000

	Total Time Deposits	1,587,635,000

U.S. Government Agencies — 15.9%
	Federal Farm Credit Bank (FFCB):
160,000,000	Bonds, 0.167% due 5/19/11 (b)	159,976,277
40,000,000	Discount Notes, 0.401% due 5/3/10 (c)	39,932,000
200,000,000	Federal Home Loan Bank (FHLB), Bonds, 0.154% due 12/28/09 (b)	199,993,400
	Federal Home Loan Mortgage Corp. (FHLMC):
	Discount Notes:
12,050,000	0.361% due 12/23/09 (c)(d)	12,047,349
188,500,000	0.140% due 1/27/10 (c)(d)	188,458,216
	Notes:
224,000,000	0.184% due 7/12/10 (b)(d)	224,000,000
240,000,000	0.314% due 9/3/10 (b)(d)	239,945,464
225,000,000	0.256% due 9/24/10 (b)(d)	224,945,225
50,000,000	0.350% due 4/1/11 (b)(d)	50,075,420
150,000,000	0.158% due 5/5/11 (b)(d)	149,935,596
	Federal National Mortgage Association (FNMA):
30,000,000	Discount Notes, 0.351% due 12/28/09 (c)(d)	29,992,125
	Notes:
100,000,000	0.233% due 1/21/10 (b)(d)	100,000,000
175,000,000	0.174% due 7/13/10 (b)(d)	174,989,251
545,000,000	0.228% due 8/5/10 (b)(d)	544,872,947
100,000,000	0.153% due 5/13/11 (b)(d)	99,985,534

	Total U.S. Government Agencies	2,439,148,804

U.S. Government Obligation — 0.5%
78,000,000	U.S. Treasury Notes, 2.125% due 4/30/10	78,627,745

Repurchase Agreement — 1.5%
235,302,000	Barclays Capital Inc., tri-party repurchase agreement dated 11/30/09, 0.150%
	due 12/1/09; Proceeds at maturity - $235,302,980; (Fully collateralized by
	U.S. Treasury Notes, 2.375% due 8/31/14; Market value - $240,008,067)	235,302,000

	TOTAL INVESTMENTS — 100.0% (Cost — $15,350,717,469#)	15,350,717,469
	Liabilities in Excess of Other Assets — 0.0%	(3,172,177)

	TOTAL NET ASSETS — 100.0%	$15,347,545,292

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2009.
(c)	Rate shown represents yield-to-maturity.
(d)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae (FNMA) and Freddie Mac (FHLMC) into conservatorship.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

4

Western Asset Money Market Fund

Schedules of Investments (unaudited) (continued)	November 30, 2009

Abbreviation used in this schedule:

SPA	- Standby Bond Purchase Agreement - Insured Bonds

See Notes to Schedules of Investments.

5

Western Asset Government Money Market Fund

Schedules of Investments (unaudited) (continued)	November 30, 2009

Face
Amount	Security	Value

SHORT-TERM INVESTMENTS — 104.1%
U.S. Government & Agency Obligations — 90.9%
U.S. Government Agencies — 74.5%
	Federal Farm Credit Bank (FFCB):
	Discount Notes:
$75,000,000	1.678% due 12/2/09 (b)	$74,996,562
20,000,000	0.806% due 12/21/09 (b)	19,991,111
60,000,000	0.705% due 12/22/09 (b)	59,975,500
25,000,000	0.786% due 1/5/10 (b)	24,981,042
15,000,000	0.939% due 2/12/10 (b)	14,971,712
	Notes:
25,000,000	0.730% due 1/4/10 (a)	25,000,000
100,000,000	0.930% due 2/19/10 (a)	99,984,608
72,000,000	0.370% due 3/5/10 (a)	71,958,583
75,000,000	0.360% due 3/12/10 (a)	75,016,936
100,000,000	0.950% due 3/16/10 (a)	100,220,432
100,000,000	0.320% due 4/28/10 (a)	100,000,000
100,000,000	0.600% due 7/15/10 (a)	99,993,750
50,000,000	0.900% due 7/16/10 (a)	50,000,000
50,000,000	0.840% due 9/17/10 (a)	49,777,987
50,000,000	0.487% due 12/23/10 (a)	50,000,000
50,000,000	0.477% due 1/20/11 (a)	50,000,000
48,500,000	0.320% due 9/23/11 (a)	48,500,000
25,000,000	0.242% due 10/7/11 (a)	25,000,000
	Federal Home Loan Bank (FHLB):
	Discount Notes:
11,067,000	0.020% due 12/1/09 (b)	11,067,000
51,000,000	0.160% due 12/2/09 (b)	50,999,773
160,000,000	0.351% - 1.133% due 12/4/09 (b)	159,988,917
68,000,000	0.815% due 12/30/09 (b)	67,955,630
50,000,000	0.512% due 1/12/10 (b)	49,970,250
24,655,000	0.300% due 1/20/10 (b)	24,644,727
45,000,000	0.100% due 2/3/10 (b)	44,992,000
150,000,000	0.100% due 2/5/10 (b)	149,972,500
50,000,000	0.240% due 3/15/10 (b)	49,965,333
	Notes:
70,000,000	0.119% due 12/15/09 (a)	69,995,395
100,000,000	0.083% due 12/17/09 (a)	99,996,135
100,000,000	0.191% due 1/13/10 (a)	99,972,022
50,000,000	0.180% due 5/4/10	49,989,106
150,000,000	0.083% due 6/29/10 (a)	150,000,000
110,000,000	0.164% due 11/26/10 (a)	110,000,000
	Federal Home Loan Mortgage Corp. (FHLMC):
	Discount Notes:
25,000,000	0.275% due 12/21/09 (b)(c)	24,996,180
125,000,000	0.502% due 12/31/09 (b)(c)	124,947,917
50,000,000	0.120% due 1/19/10 (b)(c)	49,991,833
15,000,000	0.110% due 1/28/10 (b)(c)	14,997,342
50,000,000	0.100% due 2/1/10 (b)(c)	49,991,389
50,000,000	0.351% due 2/2/10 (b)(c)	49,969,375
50,000,000	0.105% due 2/16/10 (b)(c)	49,988,771
25,000,000	0.160% due 3/9/10 (b)(c)	24,989,111
50,000,000	0.200% due 3/22/10 (b)(c)	49,969,167
100,000,000	0.245% due 3/23/10 (b)(c)	99,923,778
50,000,000	0.200% due 3/29/10 (b)(c)	49,967,222
81,954,000	0.195% due 4/26/10 (b)(c)	81,889,188

See Notes to Schedules of Investments.

6

Western Asset Government Money Market Fund

Schedules of Investments (unaudited) (continued)	November 30, 2009

Face
Amount	Security	Value

U.S. Government Agencies — 74.5% (continued)
$20,000,000	0.195% due 5/3/10 (b)(c)	$19,983,425
50,000,000	0.210% due 5/25/10 (b)(c)	49,948,958
	Notes:
50,000,000	0.184% due 7/12/10 (a)(c)	50,000,000
50,000,000	0.184% due 7/14/10 (a)(c)	49,997,581
100,000,000	0.314% due 9/3/10 (a)(c)	99,977,276
150,000,000	0.256% due 9/24/10 (a)(c)	149,963,484
50,000,000	0.350% due 4/1/11 (a)(c)	50,075,420
50,000,000	0.158% due 5/5/11 (a)(c)	49,977,795
	Federal National Mortgage Association (FNMA):
	Discount Notes:
85,000,000	0.542% - 0.582% due 12/28/09 (b)(c)	84,964,525
50,000,000	0.542% due 12/29/09 (b)(c)	49,979,000
150,000,000	0.421% - 0.603% due 12/31/09 (b)(c)	149,935,000
50,000,000	0.310% due 1/12/10 (b)(c)	49,981,917
75,000,000	0.321% due 1/14/10 (b)(c)	74,970,667
100,000,000	0.100% due 1/19/10 (b)(c)	99,986,389
50,000,000	0.310% due 1/20/10 (b)(c)	49,978,472
25,000,000	0.100% due 2/3/10 (b)(c)	24,995,556
100,000,000	0.130% due 3/1/10 (b)(c)	99,967,500
33,610,000	0.155% due 3/31/10 (b)(c)	33,592,635
83,466,000	0.190% due 4/7/10 (b)(c)	83,410,054
54,721,000	0.180% due 4/21/10 (b)(c)	54,682,422
50,000,000	0.170% due 4/28/10 (b)(c)	49,965,056
	Notes:
50,000,000	0.233% due 1/21/10 (a)(c)	50,000,000
50,000,000	3.250% due 2/10/10 (c)	50,280,508
100,000,000	0.228% due 8/5/10 (a)(c)	99,967,148

	Total U.S. Government Agencies	4,528,079,072

U.S. Government Obligations — 1.8%
	U.S. Treasury Notes:
50,000,000	3.500% due 12/15/09	50,060,536
25,000,000	3.875% due 9/15/10	25,692,243
30,000,000	1.250% due 11/30/10	30,270,967

	Total U.S. Government Obligations	106,023,746

U.S. Treasury Bills — 14.6%
	U.S. Treasury Bills:
50,000,000	0.346% due 12/10/09 (b)	49,995,688
50,000,000	0.709% due 12/17/09 (b)	49,984,333
150,000,000	0.075% due 1/14/10 (b)	149,986,250
39,790,000	0.705% due 3/11/10 (b)	39,712,631
150,000,000	0.195% due 3/25/10 (b)	149,907,375
100,000,000	0.155% due 4/15/10 (b)	99,941,875
50,000,000	0.175% due 4/29/10 (b)	49,963,785
100,000,000	0.150% due 5/27/10 (b)	99,926,250
200,000,000	0.145% - 0.477% due 6/3/10 (b)	199,767,389

	Total U.S. Treasury Bills	889,185,576

	Total U.S. Government & Agency Obligations	5,523,288,394

Repurchase Agreements — 13.2%
500,000,000	Barclays Capital Inc. tri-party repurchase agreement dated 11/30/09, 0.150%
	due 12/1/09; Proceeds at maturity - $500,002,083; (Fully collateralized by
	U.S. Treasury Note, 0.750% due 11/30/11; Market value - $510,000,095)	500,000,000

See Notes to Schedules of Investments.

7

Western Asset Government Money Market Fund

Schedules of Investments (unaudited) (continued)	November 30, 2009

Face
Amount	Security	Value

Repurchase Agreements — 13.2% (continued)
$305,379,000	Deutsche Bank Securities Inc. tri-party repurchase agreement dated
	11/30/2009, 0.160% due 12/1/09; Proceeds at maturity - $305,380,357;
	(Fully collateralized by various U.S. government agency obligations,
	1.375% to 6.090% due 5/20/11 to 10/19/26; Market value - $311,486,625)	$305,379,000

	Total Repurchase Agreements	805,379,000

	TOTAL INVESTMENTS — 104.1% (Cost — $6,328,667,394#)	6,328,667,394
	Liabilities in Excess of Other Assets — (4.1)%	(249,094,522)

	TOTAL NET ASSETS — 100.0%	$6,079,572,872

(a)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2009.
(b)	Rate shown represents yield-to-maturity.
(c)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae (FNMA) and Freddie Mac (FHLMC) into conservatorship.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

8

Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Money Market Fund (“Money Market Fund”) and Western Asset Government Money Market Fund (“Government Money Market Fund”) (the “Funds”) are separate diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland Business Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Funds’ use of amortized cost is subject to their compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Funds have adopted Financial Accounting Standards Board Codification Topic 820 (formerly, Statement of Financial Accounting Standards No. 157) (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

MONEY MARKET FUND

		Other Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Short-term investments†	—	$15,350,717,469	—	$15,350,717,469

†See Schedules of Investments for additional detailed categorizations.

GOVERNMENT MONEY MARKET FUND

		Other Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Short-term investments†	—	$6,328,667,394	—	$6,328,667,394

†See Schedules of Investments for additional detailed categorizations.

9

Notes to Schedules of Investments (unaudited) (continued)

(b) Repurchase Agreements. The Funds may enter into repurchase agreements with institutions that their investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian, acting on the Funds’ behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Funds generally have the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Funds seek to assert their rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Credit and Market Risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (formerly, Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended November 30, 2009, the Funds did not invest in swaps, options, or futures and do not have any intention to do so in the future.

10

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: January 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: January 25, 2010

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: January 25, 2010